Research and development expenses	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Research And Development Expenses
Research and development expenses

14. Research and development expenses

	For the periods ended September 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Salaries and employee benefit	3,401,070	1,032,221	144,995
Service charge	–	249,530	35,051
Depreciation	90,275	–	–
Others	18,921	13,821	1,942
	3,510,266	1,295,572	181,988

15. Research and development expenses

	For the years ended March 31,
	2024	2025
	RMB	RMB	US$
Salaries and employee benefit	1,029,478	2,202,044	309,319
Service charge	1,725,980	2,154,856	302,691
Travel, Meals and Entertainment	5,869	–	–
Rental	29,811	–	–
Depreciation	–	14,400	2,023
Others	18,561	–	–
Total research and development expenses	2,809,699	4,371,300	614,033